Morgan, Lewis & Bockius LLP

2020 K Street, NW
Washington, District of Columbia  20006-1806

Tel.  202.373.6000

Fax: 202.373.6001

www.morganlewis.com

Michael Berenson

+1.202.373.6036

michael.berenson@morganlewis.com

January 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Separate Account I of National Integrity Life Insurance Company
Registration Nos. 333-177618 and 811-04846
Prospectus and Statement of Additional Information for Pinnacle V (post 1-1-12)

Dear Sir or Madam:

On behalf of our client, Separate Account I of National Integrity Life Insurance Company (the “Company”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 5 to its Registration Statement number 333-177618 on Form N-4, which was filed electronically on December 29, 2014.

Please do not hesitate to contact me at 202.373.6036 should you have any questions.

Sincerely,

/s/ Michael Berenson
Michael Berenson

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